Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements of Level 3 (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about financial instruments [Line Items]
Gains or losses recognized in profit or loss Recorded as non-operating income (expenses)	$ 69,404	$ 2,259	$ (15,262)	$ (24,015)
Gains or losses recognized in other comprehensive gains (losses) Recorded as unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	(46,419)	$ (1,511)	122,514	140,199
Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	384,521		272,375
Gains or losses recognized in profit or loss Recorded as non-operating income (expenses)			941
Gains or losses recognized in other comprehensive gains (losses) Recorded as unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	(46,419)		122,514
Sold in the period			(9,427)
Movement of financial instruments ending balance	338,102		384,521	272,375
Level 3 [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance			10,368
Gains or losses recognized in profit or loss Recorded as non-operating income (expenses)			941
Sold in the period			(9,427)
Movement of financial instruments ending balance				10,368
Level 3 [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	384,521		262,007
Gains or losses recognized in other comprehensive gains (losses) Recorded as unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	(46,419)		122,514
Movement of financial instruments ending balance	$ 338,102		$ 384,521	$ 262,007